RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
RECEIVABLES
Summary of receivables

	December 31, 2021	December 31, 2020
Mineral Exploration Tax Credit	$3,793	$581
Goods and services tax	3,405	2,142
Other	56	80
Total	$7,254	$2,803